/Securities and Exchange Commission/Securities and Exchange Commission Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.
Report for the calendar month ending , July 31, 2000
MFS Charter Income Trust
      DateIdentification of SecurityShares
      RepurchasedRepurchase PriceNAVBroker
      7/13/00Shares of Beneficial Interest65008.509.58
       Salomon Smith Barney
      7/13/00Shares of Beneficial Interest85008.43759.58Salomon Smith Barney 7/17/00Shares of Beneficial Interest27008.43759.56Salomon Smith Barney 7/19/00Shares of Beneficial Interest150008.43759.54Salomon Smith Barney 7/24/00Shares of Beneficial Interest55008.43759.60Salomon Smith Barney 7/24/00Shares of Beneficial Interest1100008.509.60Salomon Smith Barney 7/31/00Shares of Beneficial Interest255008.6259.60Salomon Smith Barney


Total Shares Repurchased: 167,200
Remarks: None.
MFS Charter Income Trust
by: James Yost
James Yost
Treasurer